Subordinated loans - Additional information (Details) - EUR (€) € in Millions	1 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Jun. 30, 2021	Feb. 28, 2021
Disclosure of detailed information about borrowings [table]
Subordinated liabilities		€ 16,715	€ 15,805
Redemption of subordinated loans		76,150	99,212	€ 94,497
Interest expense on subordinated loans		571	612	€ 660
Subordinated Tier 2 Notes [Member]
Disclosure of detailed information about borrowings [table]
Subordinated liabilities		€ 1,000
Borrowings, interest rate		1.00%				3.625%
Redemption of subordinated loans		€ 1,500
Fixed Rate Subordinated Tier 2 Green Notes [Member]
Disclosure of detailed information about borrowings [table]
Subordinated liabilities					€ 500
Borrowings, interest rate					0.875%
Perpetual Debt Securities [Member]
Disclosure of detailed information about borrowings [table]
Redemption of subordinated loans	€ 555
Subordinated loans [member]
Disclosure of detailed information about borrowings [table]
Interest expense on subordinated loans		€ 571	€ 612
Subordinated loans [member] | Weighted average [member]
Disclosure of detailed information about borrowings [table]
Borrowings, interest rate		3.75%	3.73%
Perpetual Debt Securities II [Member]
Disclosure of detailed information about borrowings [table]
Redemption of subordinated loans	430
Perpetual Debt Securities III [Member]
Disclosure of detailed information about borrowings [table]
Redemption of subordinated loans	10
Perpetual Additional Tier 1 Contingent Convertible Capital Securities, 3.875 Percent [Member]
Disclosure of detailed information about borrowings [table]
Subordinated liabilities	€ 1,000
Borrowings, interest rate	3.875%
Perpetual Additional Tier 1 Contingent Convertible Capital Securities, 4.250 Percent [Member]
Disclosure of detailed information about borrowings [table]
Subordinated liabilities	€ 1,000
Borrowings, interest rate	4.25%